Non-Mineral Leases - Other Info (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 341
Amortization of right-of-use assets	99
Interest on lease liabilities	37
Short-term Lease Cost	77	[1]
Lease Cost Total	$ 554	[2]
Short-term Lease, Commitment [true false]	true
Weighted-average term (years) - Operating Leases	5 years 2 months 8 days
Weighted-average term (years) - Finance Leases	8 years 8 months 12 days
Weighted Average Discount Rate (Percent) - Operating Leases	3.10%
Weighted Average Discount Rate (Percent) - Finance Leases	5.53%
Cash Flow, Operating Activities, Lessee [Abstract]
Operating cash flows from operating leases	$ 203
Operating cash flows from finance leases	27
Financing cash flows from finance leases	81
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	499
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 26

[1]
**Short-term leases

are not recorded

on our consolidated balance sheet.

Our future
short-term lease commitments

amount to $
31

million, of

which $
18

million is related to leases

whose terms have not yet

commenced as of December

31, 2019.

[2]	***Variable lease cost and sublease income are immaterial for the period presented and therefore are not included in the table above .